UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue,

49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2018

WESTERN ASSET

PREMIUM LIQUID

RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Premium Liquid Reserves for the twelve-month reporting period ended August 31, 2018. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

II	Western Asset Premium Liquid Reserves

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the twelve months ended August 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.8% and 2.3%, respectively. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s final reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.2%. The acceleration in GDP growth in the second quarter of 2018 reflected positive contributions from personal consumption expenditures (“PCE”), exports, federal government spending and state and local government spending, along with a smaller decrease in residential fixed investment. These were partly offset by a downturn in private inventory investment and a deceleration in nonresidential fixed investment. Imports decreased after increasing in the first quarter of 2018.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on August 31, 2018, the unemployment rate was 3.9%, versus 4.2% when the period began. The percentage of longer-term unemployed also declined during the reporting period. In August 2018, 21.5% of Americans looking for a job had been out of work for more than six months, versus 25.5% when the period began.

Looking back, at its meeting that concluded on September 20, 2017, the Federal Reserve Board (the “Fed”)ii kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, after the reporting period ended, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Western Asset Premium Liquid Reserves	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Western Asset Premium Liquid Reserves

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. The Fund is a money market fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests in high-quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, that we determined to be of equivalent quality.

The Portfolio may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or maybe issued at a discount.

The Portfolio may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The Portfolio generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s and the Portfolio’s subadviser. Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase. The Fund sells and redeems its shares at prices based on the current market value of the securities it holds. Therefore, the share price of the Fund will fluctuate along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Both short- and long-term Treasury yields moved higher during the twelve-month reporting period ended August 31, 2018 as a whole. The yield for the two-year Treasury

Western Asset Premium Liquid Reserves 2018 Annual Report	1

Fund overview (cont’d)

note began the reporting period at 1.33% and ended the period at 2.62%. The peak for the period of 2.69% occurred on July 26, 2018, and the low for the period of 1.27% took place on September 7 and 8, 2017. The yield for the ten-year Treasury was 2.12% at the beginning of the reporting period and ended the period at 2.86%. The peak for the period of 3.11% occurred on May 17, 2018, and the low of 2.05% took place on September 7, 2017.

The Federal Reserve Board (the “Fed”)i raised the federal funds rateii on three separate occasions during the reporting period. In addition, beginning in October 2017, the Fed started to reduce its balance sheet. The Fed’s first rate hike of the reporting period occurred on December 13, 2017, pushing the federal funds rate to a range between 1.25% and 1.50%. The next rate hike occurred on March 21, 2018 — bringing the federal funds rate to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised rates to a range between 1.75% and 2.00%. Finally, on September 26, 2018 — after the reporting period ended — the Fed raised rates to a range between 2.00% and 2.25%.

Q. How did we respond to these changing market conditions?

A. A cautious maturity stance was maintained during the reporting period as the Fed continued to shift towards a less accommodative policy stance. Floating rates securities were favored when adding securities with maturities longer than six months to the Fund’s portfolio.

Performance review

As of August 31, 2018, the seven-day current yield for Western Asset Premium Liquid Reserves was 1.77% and the seven-day effective yield, which reflects compounding, was 1.79%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Premium Liquid Reserves Yields as of August 31, 2018 (unaudited)
Seven-Day Current Yield[1]	1.77%
Seven-Day Effective Yield[1]	1.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield would have been 0.54%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Premium Liquid Reserves 2018 Annual Report

You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. The maturity positioning of the portfolio, along with an increased allocation to floating rate securities, positively impacted the Fund’s performance over the reporting period as yields moved higher.

Thank you for your investment in Western Asset Premium Liquid Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

September 18, 2018

RISKS: You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Premium Liquid Reserves 2018 Annual Report	3

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2018 and August 31, 2017. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

4	Western Asset Premium Liquid Reserves 2018 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2018 and held for the six months ended August 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
0.83%	$1,000.00	$1,008.30	0.45%	$2.28	5.00%	$1,000.00	$1,022.94	0.45%	$2.29

[1]	For the six months ended August 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Premium Liquid Reserves 2018 Annual Report	5

Statement of assets and liabilities

August 31, 2018

Assets:
Investment in Liquid Reserves Portfolio, at value	$18,310,176
Receivable from investment manager	13,021
Prepaid expenses	17,003
Total Assets	18,340,200

Liabilities:
Service and/or distribution fees payable	766
Distributions payable	263
Trustees’ fees payable	53
Accrued expenses	53,279
Total Liabilities	54,361
Total Net Assets	$18,285,839

Net Assets:
Par value (Note 3)	$183
Paid-in capital in excess of par value	18,311,723
Overdistributed net investment income	(2,010)
Accumulated net realized loss on investments allocated from Liquid Reserves Portfolio	(25,604)
Net unrealized appreciation on investments allocated from Liquid Reserves Portfolio	1,547
Total Net Assets	$18,285,839

Shares Outstanding	18,277,337

Net Asset Value	$1.0005

See Notes to Financial Statements.

6	Western Asset Premium Liquid Reserves 2018 Annual Report

Statement of operations

For the Year Ended August 31, 2018

Investment Income:
Income from Liquid Reserves Portfolio	$365,242
Allocated expenses from Liquid Reserves Portfolio	(24,090)
Allocated waiver from Liquid Reserves Portfolio	21,357
Total Investment Income	362,509

Expenses:
Transfer agent fees	99,195
Investment management fee (Note 2)	74,643
Registration fees	31,391
Shareholder reports	25,658
Legal fees	24,137
Audit and tax fees	23,323
Service and/or distribution fees (Note 2)	21,327
Fund accounting fees	6,300
Insurance	792
Trustees’ fees	582
Miscellaneous expenses	1,618
Total Expenses	308,966
Less: Fee waivers and/or expense reimbursements (Note 2)	(215,720)
Net Expenses	93,246
Net Investment Income	269,263
Net Realized Loss on Investments From Liquid Reserves Portfolio	(1,810)
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	1,300
Increase in Net Assets From Operations	$268,753

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2018 Annual Report	7

Statements of changes in net assets

For the Years Ended August 31,	2018	2017

Operations:
Net investment income	$269,263	$152,331
Net realized gain (loss)	(1,810)	3,838
Change in net unrealized appreciation (depreciation)	1,300	247
Increase in Net Assets From Operations	268,753	156,416

Distributions to Shareholders From (Note 1):
Net investment income	(269,200)	(156,288)
Decrease in Net Assets From Distributions to Shareholders	(269,200)	(156,288)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	7,313,042	52,100,192
Reinvestment of distributions	265,872	135,046
Cost of shares repurchased	(13,583,907)	(117,016,083)
Decrease in Net Assets From Fund Share Transactions	(6,004,993)	(64,780,845)
Decrease in Net Assets	(6,005,440)	(64,780,717)

Net Assets:
Beginning of year	24,291,279	89,071,996
End of year*	$18,285,839	$24,291,279
*Includesoverdistributed net investment income of:	$(2,010)	$(2,073)

See Notes to Financial Statements.

8	Western Asset Premium Liquid Reserves 2018 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2018[1]	2017[1,2]	2016[1]	2015[1]		2014[1]

Net asset value, beginning of year	$1.0005	$1.0001	$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.0126	0.0051	0.001	0.000	[3]	0.000	[3]
Net realized and unrealized gain (loss)	0.0004 [4]	0.0012	(0.000) [2]	0.000	[3]	(0.000)	[3]
Total income from operations	0.0130	0.0063	0.001	0.000	[3]	0.000	[3]

Less distributions from:
Net investment income	(0.0130)	(0.0059)	(0.001)	(0.000)	[3]	(0.000)	[3]
Total distributions	(0.0130)	(0.0059)	(0.001)	(0.000)	[3]	(0.000)	[3]

Net asset value, end of year	$1.0005	$1.0005	$1.000	$1.000		$1.000
Total return[5]	1.30%	0.64%	0.13%	0.01%		0.01%

Net assets, end of year (millions)	$18	$24	$89	$318		$201

Ratios to average net assets:
Gross expenses[6,7]	1.56%	1.22%	0.66%	0.61%		0.61%
Net expense[6,8,9]	0.45	0.44	0.36	0.21		0.19
Net investment income	1.26	0.51	0.09	0.01		0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Effective October 11, 2016, the share price of the Fund fluctuates along with changes in the market-based value of fund assets.

[3]	Amount represents less than $0.0005 per share.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]

The gross expenses do not reflect the reduction of the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2018 Annual Report	9

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.12% at August 31, 2018) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of

10	Western Asset Premium Liquid Reserves 2018 Annual Report

net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Since the Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Liquid Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

Western Asset Premium Liquid Reserves 2018 Annual Report	11

Notes to financial statements (cont’d)

During the year ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $215,720.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees calculated at the annual rate not to exceed 0.10% of the Fund’s average daily net assets. Service and distribution fees are accrued daily and paid monthly. For the year ended August 31, 2018, the service and/or distribution fees paid amounted to $21,327, of which $10,663 was voluntarily waived. Such waiver is voluntary and may be reduced or terminated at any time.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At August 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	Year Ended August 31, 2018	Year Ended August 31, 2017
Shares sold	7,310,357	52,088,075
Shares issued on reinvestment	265,776	144,868
Shares repurchased	(13,578,392)	(117,013,388)
Net decrease	(6,002,259)	(64,780,445)

4. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$269,200	$156,288

As of August 31, 2018, there were no significant differences between the book and tax components of net assets.

As of August 31, 2018, the Fund had capital losses of $25,604 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future capital gains.

12	Western Asset Premium Liquid Reserves 2018 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Premium Money Market Trust and Shareholders of Western Asset Premium Liquid Reserves

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Western Asset Premium Liquid Reserves (one of the funds constituting Legg Mason Partners Premium Money Market Trust, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 16, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2018 by correspondence with the accounting agent for the Liquid Reserves Portfolio. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

October 16, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

Western Asset Premium Liquid Reserves 2018 Annual Report	13

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Premium Liquid Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

14	Western Asset Premium Liquid Reserves

Independent Trustees† cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron*
Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Western Asset Premium Liquid Reserves	15

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Interested Trustees and Officer
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/ Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	139
Other board memberships held by Trustee during past five years	None

16	Western Asset Premium Liquid Reserves

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Western Asset Premium Liquid Reserves	17

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

18	Western Asset Premium Liquid Reserves

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

*	Effective January 1, 2018, Ms. Heilbron became Chair.

Western Asset Premium Liquid Reserves	19

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2018

Record date:	Daily	Daily
Payable date:	September 2017 - December 2017	January 2018 - August 2018
Interest from Federal Obligations	0.80%	3.06%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

Record date:	Daily	Daily
Payable date:	September 2017 - December 2017	January 2018 - August 2018
Qualified Net Interest Income	55.00%	45.00%

The percentages indicated above represent the portion of the ordinary distributions that are Qualified Net Interest Income and Qualified Short-Term Capital Gains and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

20	Western Asset Premium Liquid Reserves

Schedule of investments

August 31, 2018

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 103.1%
Certificates of Deposit — 22.8%
Bank of Montreal (1 mo. USD LIBOR + 0.300%)	2.379%	9/7/18	$93,650,000	$93,657,667	(a)
Bank of Montreal (1 mo. USD LIBOR + 0.200%)	2.280%	5/7/19	173,500,000	173,581,729	(a)
Bank of Tokyo-Mitsubishi UFJ NY	2.540%	4/8/19	100,000,000	100,010,274
Barclays Bank PLC (1 mo. USD LIBOR + 0.190%)	2.279%	2/1/19	100,000,000	100,032,980	(a)
BNP Paribas NY Branch (3 mo. USD LIBOR + 0.120%)	2.457%	4/8/19	48,500,000	48,509,706	(a)
BNP Paribas NY Branch (3 mo. USD LIBOR + 0.120%)	2.459%	4/8/19	75,000,000	75,015,045	(a)
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.180%)	2.245%	2/25/19	79,350,000	79,377,959	(a)
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.220%)	2.283%	4/15/19	100,000,000	100,045,784	(a)
Credit Agricole	2.320%	10/3/18	100,000,000	100,035,718
Credit Agricole (1 mo. USD LIBOR + 0.330%)	2.401%	10/9/18	78,150,000	78,184,255	(a)
HSBC Bank USA	2.490%	1/11/19	57,155,000	57,179,454
KBC Bank NV	1.930%	9/4/18	83,000,000	83,000,025
KBC Bank NV	1.930%	9/5/18	99,000,000	98,999,997
Landesbank Hessen-Thuringen	2.270%	9/19/18	20,000,000	20,003,280
Landesbank Hessen-Thuringen	2.250%	11/9/18	92,000,000	92,025,317
Mitsubishi UFJ Trust & Banking NY	2.300%	10/17/18	76,000,000	76,023,185
Mitsubishi UFJ Trust & Banking NY	2.260%	11/26/18	115,000,000	115,003,320
Mizuho Bank Ltd.	2.250%	11/20/18	150,000,000	150,013,398
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.266%	1/24/19	224,500,000	224,538,668	(a)
Natixis NY (3 mo. USD LIBOR + 0.040%)	2.350%	2/22/19	175,000,000	175,003,561	(a)
Nordea Bank AB (1 mo. USD LIBOR + 0.170%)	2.233%	5/15/19	199,500,000	199,540,391	(a)
Norinchukin Bank	1.930%	9/5/18	100,000,000	99,999,761
Rabobank Nederland NY	2.320%	11/13/18	84,000,000	84,027,194
Royal Bank of Canada (3 mo. USD LIBOR + 0.080%)	2.412%	3/22/19	192,000,000	192,046,285	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.070%)	2.407%	1/11/19	29,000,000	29,003,396	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.050%)	2.362%	2/22/19	74,000,000	74,001,504	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.140%)	2.479%	3/22/19	125,000,000	125,009,777	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.310%)	2.389%	9/7/18	97,850,000	97,858,201	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.272%	2/4/19	30,000,000	30,006,238	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.270%	2/6/19	105,000,000	105,022,286	(a)
Svenska Handelsbanken	2.555%	4/3/19	96,625,000	96,661,944
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.190%)	2.255%	2/25/19	80,000,000	80,035,745	(a)
Swedbank AB (1 mo. USD LIBOR + 0.190%)	2.255%	2/25/19	103,000,000	103,037,014	(a)
Toronto Dominion Bank NY	2.460%	2/28/19	108,000,000	108,001,429

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	21

Schedule of investments (cont’d)

August 31, 2018

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Wells Fargo Bank N.A. (1 mo. USD LIBOR + 0.200%)	2.280%	9/5/18	$70,025,000	$70,028,169	(a)
Wells Fargo Bank N.A. (3 mo. USD LIBOR + 0.080%)	2.419%	4/9/19	99,000,000	99,014,123	(a)
Total Certificates of Deposit				3,633,534,779
Commercial Paper — 42.5%
ABN AMRO Funding USA LLC	2.328%	9/4/18	66,700,000	66,685,393	(b)(c)
ABN AMRO Funding USA LLC	2.378%	9/5/18	100,000,000	99,972,597	(b)(c)
ABN AMRO Funding USA LLC	2.481%	10/9/18	32,000,000	31,927,720	(b)(c)
ABN AMRO Funding USA LLC	2.471%	1/11/19	50,000,000	49,553,896	(b)(c)
ABN AMRO Funding USA LLC	2.651%	4/2/19	50,000,000	49,236,139	(b)(c)
Australia & New Zealand Banking Group Ltd.	2.430%	12/27/18	250,000,000	248,146,418	(b)(c)
Banco Santander	2.344%	11/9/18	100,000,000	99,582,917	(b)
Bank Nederlandse Gemeenten NV	2.044%	9/12/18	95,000,000	94,936,920	(b)(c)
Bank New York Mellon Corp.	2.263%	9/18/18	25,000,000	24,975,438	(b)
Bank of New York Mellon Corp.	1.890%	9/4/18	68,000,000	67,985,334	(b)
Bank of Nova Scotia	2.600%	4/4/19	150,000,000	147,756,300	(b)(c)
BNG Bank N.V.	1.941%	9/5/18	300,000,000	299,919,876	(b)(c)
BNG Bank N.V.	1.941%	9/6/18	105,000,000	104,966,330	(b)(c)
BPCE SA	2.501%	2/19/19	193,000,000	190,727,919	(b)(c)
Caisse des Depots et Consignations	2.263%	11/14/18	15,000,000	14,931,250	(b)(d)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.200%)	2.263%	9/10/18	200,000,000	200,017,252	(a)(c)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.090%)	2.431%	4/8/19	147,500,000	147,529,541	(a)(c)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.180%)	2.249%	9/21/18	160,600,000	160,623,692	(a)(c)
Credit Agricole CIB	2.440%	10/25/18	115,000,000	114,641,935	(b)
Danske Corp.	2.253%	11/8/18	200,000,000	199,140,566	(b)(c)
Danske Corp.	2.548%	4/8/19	109,190,000	107,441,080	(b)(c)
DBS Bank Ltd.	2.440%	1/2/19	60,000,000	59,505,240	(b)(c)
DBS Bank Ltd.	2.480%	1/18/19	200,000,000	198,108,444	(b)(c)
Export Development Corp.	2.402%	1/14/19	75,000,000	74,343,517	(b)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.485%	9/27/18	18,000,000	18,006,540	(a)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.484%	10/16/18	75,000,000	75,045,383	(a)(c)
HSBC Bank PLC	2.589%	4/5/19	72,600,000	71,481,890	(b)(c)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.300%)	2.367%	9/12/18	98,150,000	98,163,040	(a)
ING U.S. Funding LLC (3 mo. USD LIBOR + 0.090%)	2.422%	3/19/19	74,000,000	74,013,657	(a)
ING U.S. Funding LLC	2.610%	4/2/19	50,000,000	49,233,761	(b)
ING U.S. Funding LLC	2.610%	4/5/19	50,000,000	49,221,513	(b)

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2018 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
JPMorgan Securities LLC	2.366%	10/9/18	$75,000,000	$74,832,219	(b)
JPMorgan Securities LLC	2.274%	11/13/18	250,000,000	248,859,680	(b)
JPMorgan Securities LLC	2.631%	3/22/19	125,000,000	123,222,340	(b)
JPMorgan Securities LLC	2.652%	4/5/19	50,000,000	49,230,554	(b)
KFW	1.890%	9/4/18	22,000,000	21,995,517	(b)(c)
KFW	1.911%	9/7/18	24,000,000	23,991,343	(b)(c)
KFW	2.067%	10/9/18	150,000,000	149,662,488	(b)(c)
Landesbank Hessen-Thuringen	2.253%	11/9/18	100,000,000	99,590,694	(b)(c)
Mizuho Bank Ltd.	2.491%	10/9/18	250,000,000	249,454,813	(b)(c)
NRW Bank	2.440%	2/28/19	160,000,000	158,064,507	(b)(c)
NRW Bank	2.440%	3/1/19	140,000,000	138,297,086	(b)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.160%)	2.242%	2/4/19	30,000,000	30,007,149	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.160%)	2.240%	2/6/19	100,000,000	100,024,303	(a)(c)
Santander UK PLC	2.548%	4/5/19	120,000,000	118,246,640	(b)
Santander UK PLC	2.253%	11/9/18	50,000,000	49,791,750	(b)
Societe Generale SA	2.253%	11/23/18	230,000,000	228,819,870	(b)(c)
Standard Chartered Bank	2.430%	10/25/18	145,000,000	144,535,456	(b)(c)
Sumitomo Mitsui Banking Corp.	2.243%	11/27/18	125,000,000	124,313,111	(b)(c)
Sumitomo Mitsui Banking Corp.	2.258%	11/27/18	175,000,000	174,038,356	(b)(c)
Sumitomo Mitsui Trust Bank Ltd.	2.313%	9/20/18	137,925,000	137,775,198	(b)(c)
Sumitomo Mitsui Trust Bank Ltd.	2.486%	1/7/19	180,000,000	178,518,434	(b)(c)
Sumitomo Mitsui Trust Bank Ltd.	2.600%	4/9/19	100,000,000	98,459,139	(b)(c)
Toronto Dominion Bank NY	2.460%	12/26/18	150,000,000	148,880,700	(b)(c)
Toronto Dominion Bank NY (3 mo. USD LIBOR + 0.080%)	2.412%	3/22/19	130,000,000	130,031,339	(a)(c)
Total Capital Canada Ltd.	1.931%	9/4/18	138,000,000	137,970,407	(b)(c)
Total Capital SA	1.931%	9/4/18	110,000,000	109,976,448	(b)(c)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.386%	12/21/18	171,500,000	171,625,730	(a)(c)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.190%)	2.270%	9/6/18	50,000,000	50,002,617	(a)(c)
Total Commercial Paper				6,758,039,386
Time Deposits — 23.4%
Abbey National Treasury Services PLC	1.900%	9/4/18	298,655,000	298,655,000
Banque Nationale Du Canada	1.890%	9/4/18	375,000,000	375,000,000
Barclays Bank PLC	1.900%	9/4/18	80,000,000	80,000,000
BNP Paribas NY Branch	1.900%	9/4/18	105,000,000	105,000,000
CIBC World Markets Corp.	1.880%	9/4/18	185,000,000	185,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	23

Schedule of investments (cont’d)

August 31, 2018

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Credit Agricole CIB	1.890%	9/4/18	$230,006,000	$230,006,000
Credit Suisse AG	1.890%	9/4/18	188,750,000	188,750,000
Den Norske Bank NY	1.890%	9/4/18	290,000,000	290,000,000
Lloyds Bank PLC	1.870%	9/4/18	35,000,000	35,000,000
Natixis	1.890%	9/4/18	235,000,000	235,000,000
Nordea Bank Finland PLC	1.870%	9/4/18	120,000,000	120,000,000
Northern Trust Co.	1.900%	9/4/18	430,000,000	430,000,000
NRW Bank	1.930%	9/4/18	185,000,000	185,000,000
Royal Bank of Canada	1.910%	9/4/18	278,935,000	278,935,000
Skandinaviska Enskilda Banken AB	1.880%	9/4/18	55,538,000	55,538,000
Svenska Handelsbanken NY	1.890%	9/4/18	250,000,000	250,000,000
Swedbank AB	1.890%	9/4/18	385,000,000	385,000,000
Total Time Deposits				3,726,884,000
U.S. Treasury Bills — 7.4%
U.S. Treasury Bills	1.913%	9/13/18	350,000,000	349,833,312	(b)
U.S. Treasury Bills	1.933%	9/27/18	335,000,000	334,593,347	(b)
U.S. Treasury Bills	1.955%	10/4/18	500,000,000	499,195,915	(b)
Total U.S. Treasury Bills				1,183,622,574
U.S. Treasury Notes — 2.1%
U.S. Treasury Notes	0.004%	7/31/20	330,000,000	330,024,526	(b)
Repurchase Agreements — 4.9%
Bank of America Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity — $375,979,688; (Fully collateralized by various U.S. government agency obligations, 3.500% to 4.000% due 8/1/48 to 2/1/57; Market value — $382,500,001)	2.090%	10/15/18	375,000,000	375,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $100,022,333; (Fully collateralized by various corporate bonds and notes, 1.900% to 7.625% due 4/9/19 to 5/15/48; Market value — $106,190,474)	2.010%	9/4/18	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity — $200,545,000; (Fully collateralized by various corporate bonds and notes, municipal bonds and money market instruments, 0.000% to 7.672% due 9/4/18 to 9/15/42; Market value — $211,015,632)	2.180%	10/15/18	200,000,000	200,000,000

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2018 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity — $100,272,500; (Fully collateralized by various corporate bonds and notes and municipal bonds, 1.850% to 7.425% due 9/4/18 to 5/15/58; Market value — $105,138,702)	2.180%	10/15/18	$100,000,000	$100,000,000
Total Repurchase Agreements				775,000,000
Total Investments — 103.1% (Cost — $16,405,434,446)				16,407,105,265
Liabilities in Excess of Other Assets — (3.1)%				(489,648,479)
Total Net Assets — 100.0%				$15,917,456,786

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	25

Statement of assets and liabilities

August 31, 2018

Assets:
Investments, at value (Cost — $16,405,434,446)	$16,407,105,265
Cash	382
Interest receivable	10,193,905
Total Assets	16,417,299,552

Liabilities:
Payable for securities purchased	499,240,695
Trustees’ fees payable	28,262
Accrued expenses	573,809
Total Liabilities	499,842,766
Total Net Assets	$15,917,456,786

Represented by:
Paid-in capital	$15,917,456,786

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2018 Annual Report

Statement of operations

For the Year Ended August 31, 2018

Investment Income:
Interest	$288,481,467

Expenses:
Investment management fee (Note 2)	17,172,067
Fund accounting fees	948,319
Trustees’ fees	431,292
Legal fees	397,218
Custody fees	195,300
Audit and tax fees	47,092
Interest expense	6,930
Miscellaneous expenses	144,376
Total Expenses	19,342,594
Less: Fee waivers and/or expense reimbursements (Note 2)	(17,172,067)
Net Expenses	2,170,527
Net Investment Income	286,310,940

Realized and Unrealized Loss on Investments (Notes 1 and 4):
Net Realized Loss From Investment Transactions	(1,219,460)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(285,866)
Net Loss on Investments	(1,505,326)
Increase in Net Assets From Operations	$284,805,614

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	27

Statements of changes in net assets

For the Years Ended August 31,	2018	2017

Operations:
Net investment income	$286,310,940	$268,611,525
Net realized gain (loss)	(1,219,460)	5,124,653
Change in net unrealized appreciation (depreciation)	(285,866)	1,956,685
Increase in Net Assets From Operations	284,805,614	275,692,863

Capital Transactions:
Proceeds from contributions	65,540,548,340	70,132,018,435
Value of withdrawals	(71,429,392,107)	(98,789,387,755)
Decrease in Net Assets From Capital Transaction	(5,888,843,767)	(28,657,369,320)
Decrease in Net Assets	(5,604,038,153)	(28,381,676,457)

Net Assets:
Beginning of year	21,521,494,939	49,903,171,396
End of year	$15,917,456,786	$21,521,494,939

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2018 Annual Report

Financial highlights

For the years ended August 31:
	2018	2017	2016	2015	2014

Net assets, end of year (millions)	$15,917	$21,521	$49,903	$63,542	$74,403
Total return[1]	1.75%	1.02%	0.48%	0.22%	0.10%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.10
Net investment income	1.67	0.94	0.46	0.21	0.10

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	29

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

30	Liquid Reserves Portfolio 2018 Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Liquid Reserves Portfolio 2018 Annual Report	31

Notes to financial statements (cont’d)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$16,407,105,265	—	$16,407,105,265

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions

32	Liquid Reserves Portfolio 2018 Annual Report

result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

Liquid Reserves Portfolio 2018 Annual Report	33

Notes to financial statements (cont’d)

During the year ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $17,172,067.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At August 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$16,405,434,446	$1,954,700	$(283,881)	$1,670,819

4. Derivative instruments and hedging activities

During the year ended August 31, 2018, the Portfolio did not invest in derivative instruments.

34	Liquid Reserves Portfolio 2018 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Liquid Reserves Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 16, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

October 16, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

Liquid Reserves Portfolio 2018 Annual Report	35

Additional information (unaudited)

Information about Trustees and officers

The Trustees and officers of the Fund also serve as the Trustees and officers of the Portfolio. Information about the Trustees and officers of the Fund can be found on pages 14 through 19 of this report.

36	Liquid Reserves Portfolio

Western Asset

Premium Liquid Reserves

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron*

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC**

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)***

Transfer agent

BNY Mellon Investment Servicing

(US) Inc (“BNY Mellon”)***

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective January 1, 2018, Ms. Heilbron became Chair.
**	Prior to May 2, 2018, known as Western Asset Management Company.
***	Effective September 17, 2018, BNY became custodian and BNY Mellon became transfer agent.

Western Asset Premium Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust.

Western Asset Premium Liquid Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premium Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010348 10/18 SR18-3434

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2017 and August 31, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $55,510 in August 31, 2017 and $38,370 in August 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $2,571 in August 31, 2017 and $5,546 in August 31, 2018.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Premium Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,210 in August 31, 2017 and $7,350 in August 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Premium Money Market Trust were $0 in August 31, 2017 and $0 in in August 31, 2018.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Premium Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Premium Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2017 and August 31, 2018; Tax Fees were 100% and 100% for August 31, 2017 and August 31, 2018; and Other Fees were 100% and 100% for August 31, 2017 and August 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Premium Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Premium Money Market Trust during the reporting period were $0 in August 31, 2017 and $432,645 in August 31, 2018.

(h) Yes. Legg Mason Partners Premium Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Premium Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Susan B. Kerley

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018